Cover	Oct. 07, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (this “Amendment”) is filed as an amendment to the Current Report on Form 8-K for GX Acquisition Corp. II (“GXII”) filed with the Securities and Exchange Commission on October 7, 2022 under Items 7.01 and 9.01 (the “Original Filing”). GXII is filing this Amendment solely to correct Slides 17 and 19 of the presentation materials furnished as Exhibit 99.1 to the Original Filing (the “Presentation”). A corrected version of the Presentation is attached hereto as Exhibit 99.1. No other changes have been made to the Presentation or the Original Filing. The information in this Amendment, including Exhibit 99.1, is being furnished and shall not be deemed to be filed for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise be subject to the liabilities of that section, nor shall it be deemed to be incorporated by reference in any filing under the Securities Act of 1933, as amended, or the Exchange Act, except as shall be expressly set forth by specific reference in such filing. The furnishing of this information hereby shall not be deemed an admission as to the materiality of any such information.
Document Period End Date	Oct. 07, 2022
Entity File Number	001-40226
Entity Registrant Name	GX Acquisition Corp. II
Entity Central Index Key	0001826669
Entity Tax Identification Number	85-3189810
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1325 Avenue of the Americas
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	616-3700
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	GXIIU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	GXII
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	GXIIW
Security Exchange Name	NASDAQ